Income Taxes - Summary of the reconciliation of effective tax rate to the statutory federal income tax rate (Detail) - GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Federal income tax (benefit)/expense at statutory rate	21.00%	21.00%
State income tax benefit	6.90%	5.40%
Permanent items	(0.50%)	(0.20%)
Change in Valuation Allowance	(30.60%)	(29.30%)
Federal R&D Tax Credits	3.00%	3.10%
Other	0.20%	0.00%
Effective income tax rate	0.00%	0.00%